Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets [abstract]
Cash and cash equivalents	$ 75,710,452	$ 27,779,666
Amounts receivable	159,088	248,570
Prepaid expenses	550,664	1,333,875
Total current assets	76,420,204	29,362,111
Non-current
Property and equipment	1,156,565	908,650
Right of use asset	434,941	496,076
Exploration and evaluation assets	149,653,915	138,280,668
Total assets	227,665,625	169,047,505
Current
Trade payables and accrued liabilities	1,704,462	2,622,889
Current portion of lease liability	106,458	99,975
Total current liabilities	1,810,920	2,722,864
Non-current
Lease liability	384,965	454,174
Warrant liability	7,371,300	5,559,800
Deferred income tax liability	2,732,965	2,472,938
Total liabilities	12,300,150	11,209,776
Equity
Share capital	355,776,731	328,544,223
Share-based payments reserve	87,825,039	95,624,841
Warrants reserve	48,399,826	5,758,671
Accumulated other comprehensive loss	(69,317,412)	(73,991,935)
Deficit	(207,318,709)	(198,098,071)
Total equity	215,365,475	157,837,729
Total liabilities and equity	$ 227,665,625	$ 169,047,505